ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

14  ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Payroll and welfare payables	224,265	179,195	25,740
Value-added tax and other taxes payable	16,931	14,523	2,086
Payables for office supplies and utilities	21,719	24,562	3,528
Payables for the purchase of property and equipment	207,512	551,759	79,255
Payables for the purchase of intangible assets	4,576	2,934	421
Accrued service fees	41,618	52,746	7,576
Interest payables	54,376	58,961	8,469
Liability classified RSU	4,970	2,109	303
Payables for acquisitions	47,755	47,805	6,867
Others	35,598	44,341	6,368
	659,320	978,935	140,613